Related Parties Disclosures (Tables)	6 Months Ended
Jun. 30, 2026
Related Parties Disclosures [Abstract]
Schedule of Related Party Transactions
a.	Related party transactions

	For the six months ended June 30,
	2025	2026	2026
	RM	RM	Convenience Translation USD
Payments made on behalf by director	9,858	271,361	66,477
Selling and administrative expenses charged from related parties	-	10,368	2,538

Schedule of Remuneration of Key Management Personnel
b.	Remuneration of key management personnel

	For the six months ended June 30,
	2025	2026	2026
	RM	RM	Convenience Translation USD
Ng Chen Lok, Chairman, CEO & Director
- Director fee	540,435	1,665,927	407,936
Robert Michael Harrison Jr, Independent Director
- Director fee	25,829	11,750	2,877
Lai Fuu Sing, Independent Director
- Director fee	13,125	-	-
Pan Seng Wee, Independent Director
- Director fee	13,125	-	-
Ng Aik Soon, Independent Director
- Director fee	-	24,106	5,903
Chen Xiang Foong, Independent Director
- Director fee	-	35,857	8,780
Elain Binti Lockman, Independent Director
- Director fee	12,704	35,857	8,780
Zuria Hajar Bt Mohd Adnan, CFO & Director
- Salary	67,000	153,756	37,650
- Employer Contribution to Defined Contribution Plan	8,040	11,808	2,891
- Employer Contribution to Insurance Scheme	696	696	171
Loong Xin Yee, COO	60,000	60,000	14,692
Tan Kim Chuan, CTO
- Salary	98,900	260,521	63,794
- Employer Contribution to Defined Contribution Plan	4,416	4,320	1,058
- Employer Contribution to Insurance Scheme	618	579	142